Stockholders' Equity - Schedule of Warrants Outstanding by Exercise Price Range (Details) - $ / shares	Jun. 30, 2019	Dec. 31, 2018
Number of Warrants Outstanding and Exercisable	1,500,000	1,500,000
Exercise Price Range [Member]
Number of Warrants Outstanding and Exercisable	1,500,000	1,500,000
Exercise Price Outstanding and Exercisable	$ 4.00	$ 4.00